RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2023
Related Party [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES	RELATED PARTY TRANSACTIONS AND BALANCESKey management personnel include persons having the authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined its key management personnel to be executive officers and directors of the Company.
The remuneration of key management personnel for the years ended March 31, 2022 and 2023 are as follows:

	Year ended March 31,
	2023	2022
	$	$
Payroll, consulting and benefits(1)	5,966	6,569
Share-based compensation
Options	2,346	8,813
Warrants	3	109
Total	8,315	15,491
(1) For the year ended March 31, 2023, includes $2,651 presented in the statement of loss and comprehensive loss as a part of “General and administrative costs” and $3,315 presented in the statement of loss and comprehensive loss as a part of “Research”.